CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares
Net revenues:
Rental service	¥ 939,169	$ 145,757	¥ 1,105,172	¥ 1,089,164
Value-added services and others	97,037	15,060	102,791	144,606
Total net revenues	1,036,206	160,817	1,207,963	1,233,770
Operating costs and expenses:
Operating cost (including costs charged by related parties of RMB52,034, RMB 47,464 and RMB nil for the years ended September 30, 2019, 2020 and 2021, respectively)	(949,654)	(147,384)	(1,203,415)	(1,304,992)
Selling and marketing expenses (including expenses charged by related parties of RMB55,774, RMB nil and RMB nil for the years ended September 30, 2019, 2020 and 2021, respectively)	(13,115)	(2,035)	(63,512)	(135,413)
General and administrative expenses	(217,108)	(33,695)	(102,769)	(108,196)
Research and development expenses	(7,768)	(1,206)	(24,934)	(47,029)
Pre-operation expenses (including expenses charged by related parties of RMB 14,431, RMB nil and RMB nil for the years ended September 30, 2019, 2020 and 2021, respectively)			(14,245)	(42,661)
Impairment loss on long-lived assets	(199,575)	(30,974)	(846,766)	(46,213)
Loss from disposal of property and equipment and intangible assets	(30,173)	(4,683)	(468,980)
Other income (expense),net	(18,476)	(2,867)	15,881	2,427
Total operating costs and expenses	(1,435,869)	(222,844)	(2,708,740)	(1,682,077)
Loss from operations	(399,663)	(62,027)	(1,500,777)	(448,307)
Interest expense, net	(127,300)	(19,757)	(130,206)	(91,914)
Debt extinguishment loss	(41,964)	(6,512)
Foreign exchange loss, net	(244)	(38)	(62)	(457)
Fair value change of contingent earn-out liabilities			97,417	42,404
Loss before income taxes	(569,171)	(88,334)	(1,533,628)	(498,274)
Income tax expense	(31)	(5)	(13)	(63)
Net loss	(569,202)	(88,339)	(1,533,641)	(498,337)
Less: net loss attributable to noncontrolling interests	(28)	(4)	(49)	(95)
Net loss attributable to Q&K International Group Limited	(569,174)	(88,335)	(1,533,592)	(498,242)
Deemed dividend				(307,389)
Net loss attributable to ordinary shareholders	¥ (569,174)	$ (88,335)	¥ (1,533,592)	¥ (805,631)
Net loss per share attributable to ordinary shareholders of Q&K International Group Limited —Basic and diluted | (per share)	¥ (0.39)	$ (0.06)	¥ (1.14)	¥ (1.87)
Weighted average number of ordinary shares used in computing net loss per share—Basic and diluted | shares	1,460,692,909	1,460,692,909	1,351,127,462	430,450,490
Net loss	¥ (569,202)	$ (88,339)	¥ (1,533,641)	¥ (498,337)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments	20,427	3,170	24,265	(7,621)
Comprehensive loss	(548,775)	(85,169)	(1,509,376)	(505,958)
Less: comprehensive loss attributable to noncontrolling interests	(28)	(4)	(49)	(95)
Comprehensive loss attributable to Q&K International Group Limited	(548,747)	(85,165)	(1,509,327)	(505,863)
Comprehensive loss attributable to ordinary shareholders	¥ (548,747)	$ (85,165)	¥ (1,509,327)	¥ (813,252)